Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 38,600,000	$ 1,314,707	$ 39,914,707
Mon Valley Works / Pennsylvania [Member]
Total		311,414
Gary Works / Indiana [Member]
Total		765,332
Great Lakes Works / Michigan [Member]
Total		2,723
Keetac / Minnesota [Member]
Total		209,273
Minntac / Minnesota [Member]
Total		$ 25,965
Entity-Level - US [Member]
Total	$ 38,600,000